Property and Equipment - Schedule of Property and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		د.إ 3,452,092
Property and equipment at ending	$ 1,119,767	4,111,784	د.إ 3,452,092
Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		95,714
Property and equipment at ending	23,541	86,442	95,714
Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		169,894
Property and equipment at ending	73,633	270,381	169,894
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		1,269,293
Property and equipment at ending	552,646	2,029,317	1,269,293
Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		1,917,191
Property and equipment at ending	469,947	1,725,644	1,917,191
Cost [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		5,010,608	4,620,678
Additions	465,387	1,708,901	389,930
OfficeDisposals/ transfers
Property and equipment at ending		6,719,509	5,010,608
Property and equipment at beginning (in Dollars) | $	1,364,545
Additions (in Dollars)	465,387	1,708,901	389,930
OfficeDisposals/ transfers (in Dollars)
Property and equipment at ending (in Dollars) | $	1,829,932
Cost [Member] | Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		247,552	206,879
Additions		71,859	40,673
OfficeDisposals/ transfers
Property and equipment at ending		319,411	247,552
Additions (in Dollars)		71,859	40,673
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		484,466	484,466
Additions		230,878
OfficeDisposals/ transfers
Property and equipment at ending		715,344	484,466
Additions (in Dollars)		230,878
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		1,993,218	1,900,461
Additions		1,365,164	92,757
OfficeDisposals/ transfers
Property and equipment at ending		3,358,382	1,993,218
Additions (in Dollars)		1,365,164	92,757
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		2,285,372	2,028,872
Additions		41,000	256,500
OfficeDisposals/ transfers
Property and equipment at ending		2,326,372	2,285,372
Additions (in Dollars)		41,000	256,500
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		1,558,516	831,335
Additions	285,732	1,049,209	727,181
OfficeDisposals/ transfers
Property and equipment at ending		2,607,725	1,558,516
Property and equipment at beginning (in Dollars) | $	424,432
Additions (in Dollars)	285,732	1,049,209	727,181
OfficeDisposals/ transfers (in Dollars)
Property and equipment at ending (in Dollars) | $	$ 710,165
Depreciation [Member] | Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		151,838	102,880
Additions		81,131	48,958
OfficeDisposals/ transfers
Property and equipment at ending		232,969	151,838
Additions (in Dollars)		81,131	48,958
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		314,572	234,969
Additions		130,391	79,603
OfficeDisposals/ transfers
Property and equipment at ending		444,963	314,572
Additions (in Dollars)		130,391	79,603
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		723,925	343,203
Additions		605,140	380,722
OfficeDisposals/ transfers
Property and equipment at ending		1,329,065	723,925
Additions (in Dollars)		605,140	380,722
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		368,181	150,283
Additions		232,547	217,898
OfficeDisposals/ transfers
Property and equipment at ending		600,728	368,181
Additions (in Dollars)		232,547	217,898
OfficeDisposals/ transfers (in Dollars)